Financial Instruments - Summary of Disclosure Detail Of Financial Lease Liabilities (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	$ 967
Less than 1 year [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	199
Later Than One Year and Not Later Than Two Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	162
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	127
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	95
More than 5 Years [member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	$ 384